Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Statement of Comprehensive Income [Abstract]
Net Income	$ 591.0	$ 460.5	$ 402.4
Other comprehensive (loss) income, net of tax:
Unrealized gains (losses) on cash flow hedging derivatives, net	11.8	(13.2)	3.8
Unrealized (losses) on available-for-sale debt investments, net	(0.7)	(0.2)	(1.3)
Change in pension liability, net	1.1	(0.6)	1.0
Foreign currency translation adjustments	(26.2)	18.8	(72.5)
Other comprehensive (loss) income, net of tax	(14.0)	4.8	(69.0)
Comprehensive income	$ 577.0	$ 465.3	$ 333.4